Grandeur Peak International Opportunities Fund	Portfolio of Investments
July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.65%
Australia — 2.76%
IPD Group Ltd/Australia(a)	446,884	$ 1,013,753
MA Financial Group Ltd	442,352	2,322,483
Pinnacle Investment Management Group	221,031	3,178,892
Qualitas Ltd(a)(b)	456,469	1,056,030
		7,571,158
Belgium — 2.26%
Melexis NV	55,317	4,263,413
X-Fab Silicon Foundries S.E. 144A(a)(c)	265,552	1,939,033
		6,202,446
Brazil — 1.29%
Grupo Mateus SA(a)	1,283,700	1,671,162
Patria Investments Limited(a)	134,457	1,875,675
		3,546,837
Canada — 2.20%
Aritzia Inc(a)	48,501	2,603,218
Descartes Systems Group, Inc. (The)(a)	19,900	2,102,455
Richelieu Hardware, Ltd.(a)	53,036	1,327,048
		6,032,721
China — 5.03%
Centre Testing Int	1,598,400	2,701,665
DPC Dash LTD. 144A(b)(c)	181,000	1,959,878
Proya Cosmetics Co Ltd	156,760	1,785,055
Silergy Corp	677,996	7,364,103
		13,810,701
France — 3.36%
Neurones SA	21,422	1,057,892
Planisware SAS(a)	74,147	1,803,301
Thermador Groupe	12,251	1,144,247
Virbac S.A.CA	13,145	5,215,674
		9,221,114
Germany — 5.76%
2G Energy AG(a)	48,438	2,013,180
Atoss Software AG	23,621	3,177,157
Dermapharm Holding SE	66,995	2,562,608
Elmos Semiconductor AG(a)	39,688	3,987,833
Mensch und Maschine Software S	43,611	2,554,515
Schott Pharma AG & Co	56,337	1,530,967
		15,826,260
India — 4.04%
Five-Star Business(a)	277,651	1,884,376
Gulf Oil Lubricants India Ltd.	175,106	2,419,266
Indigo Paints Ltd	162,298	2,225,987
Motherson Sumi Wiring India Ltd	3,732,763	1,582,824
SJS Enterprises Ltd(a)	213,927	3,000,607
		11,113,060
Indonesia — 1.31%
Aspirasi Hidup Ind	45,770,600	1,307,017
Cisarua Mountain Dairy PT TBK(a)	3,509,700	1,064,062
Selamat Sempurna Tbk PT	10,127,300	1,221,380
		3,592,459
Ireland — 0.45%
ICON plc(a)	7,245	1,225,782

Italy — 3.69%
DiaSorin SpA(a)	11,372	1,112,789

	Shares	Fair Value
COMMON STOCKS — 99.65% (continued)
Italy — 3.69% (continued)
Interpump Group SpA	124,502	$ 5,112,002
Recordati SpA(a)	68,100	3,918,977
		10,143,768
Japan — 20.00%
AZOOM Co Ltd	22,600	1,270,926
BayCurrent Consulting, Inc.	59,700	3,434,866
Charm Care Corp KK	158,000	1,393,557
CrowdWorks Inc(a)	275,500	2,064,505
eWeLL Co Ltd(a)	65,600	1,034,503
Hennge KK(a)	406,300	4,529,294
Insource Co Ltd	425,400	2,603,845
Integral Corp(a)	267,000	6,188,343
Japan Elevator Service Holdings Company Ltd.	164,800	4,442,564
Jeol Ltd.	47,900	1,391,315
Kitz Corp(a)	260,100	2,194,034
Kotobuki Spirits Co Ltd(a)	102,200	1,377,518
MarkLines Company Ltd.(a)	238,100	3,139,003
Maruwa Company Ltd.(a)	6,700	2,041,182
Plus Alpha Consulting	130,900	2,000,905
Rakus Co Ltd(a)	131,100	2,034,391
SIGMAXYZ Holdings Inc(a)	304,000	2,441,370
Tokyo Seimitsu Company Limited	33,300	2,108,937
ULS Group Inc	59,900	2,903,756
Visional Inc(a)	80,900	6,370,861
		54,965,675
Luxembourg — 1.74%
Eurofins Scientific S.E.	45,712	3,513,738
Sword Group	30,387	1,261,210
		4,774,948
Mexico — 1.62%
Regional SAB de cv(a)	342,900	2,651,395
Corp Inmobiliaria Vesta S.A.B. de C.V. – ADR (a)	64,778	1,819,614
		4,471,009
Netherlands — 2.43%
Allfunds Group PLC	394,997	2,751,179
Redcare Pharmacy N.V. 144A(a)(b)(c)	20,287	2,261,961
Topicus.com, Inc.(a)	12,200	1,672,921
		6,686,061
Norway — 0.48%
Bouvet ASA	181,033	1,322,025

Philippines — 1.13%
Philippine Seven Corporation(a)	1,836,800	1,672,975
Puregold Price Club Inc	2,076,400	1,427,324
		3,100,299
Poland — 1.39%
Dino Polska SA 144A(a)(b)(c)	186,670	2,471,299
Inter Cars SA	8,831	1,350,349
		3,821,648
Singapore — 2.05%
iFast Corporation	312,600	2,181,300
Kulicke & Soffa Industries, Inc.	49,328	1,615,985
Riverstone Holdings Ltd.(a)	3,378,700	1,834,581
		5,631,866

Grandeur Peak International Opportunities Fund	Portfolio of Investments
July 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 99.65% (continued)
South Korea — 2.30%
HPSP Company Ltd.	97,689	$ 1,880,817
LEENO Industrial Inc.(a)	39,396	1,347,495
S&S Tech Corp(a)	52,985	1,907,274
SOLUM Co Ltd(a)	100,247	1,188,231
		6,323,817
Sweden — 4.85%
AddTech A.B.	42,085	1,418,936
Beijer Ref AB	144,816	2,432,428
RVRC Holding AB	268,300	1,221,483
Sdiptech AB(a)	113,491	2,286,598
Swedencare AB(a)	286,619	1,111,318
Swedish Logistic(a)	421,609	1,707,948
Vimian Group AB(a)	921,655	3,146,998
		13,325,709
Taiwan — 4.51%
Asia Vital Components Co., Ltd.	33,000	1,017,947
ASPEED Technology, Inc.	13,000	1,981,151
Sinbon Electronics Co., Limited(a)	349,000	2,845,932
Sporton International, Inc.(a)	891,338	4,781,090
Voltronic Power Technology Corporation(a)	45,000	1,774,614
		12,400,734
United Arab Emirates — 0.58%
Spinneys 1961 Holding PLC	3,642,802	1,586,759

United Kingdom — 22.09%
AB Dynamics PLC	62,272	1,188,366
Advanced Medical Solutions Gro	802,191	2,140,024
Ashtead Technology Holdings plc	308,581	1,369,298
B & M European Value Retail SA	1,424,092	4,220,368
CVS Group plc	258,474	4,191,839
Diploma plc	118,547	8,422,912
Elixirr International PLC	145,575	1,422,682
FRP Advisory Group PLC	832,197	1,406,778
Hill & Smith Holdings plc	104,530	2,823,083
ICG plc	65,298	1,878,223
JTC plc 144A(b)(c)	722,678	8,961,893
Marex Group PLC(a)	73,747	2,845,159
Petershill Partners PLC 144A(a)(b)(c)	837,308	2,598,618
Pollen Street Group Ltd	94,271	1,050,776
Renew Holdings PLC(a)	209,958	2,337,488
Softcat PLC(a)	119,192	2,570,530
Tatton Asset Mgmt	289,542	2,791,411
Volution Group PLC	960,521	8,499,062
		60,718,510
United States — 0.73%
JFrog Ltd.(a)	45,953	1,994,820

Vietnam — 1.60%
Asia Commercial Bank JSC	3,049,107	2,676,493
Vietnam Technological & Comm Joint-stock Bank(a)	1,335,046	1,732,370
		4,408,863
Total Common Stocks (Cost $208,587,319)		273,819,049

Shares	Fair Value
Total Common Stocks/ Investments — 99.65%
(Cost $208,587,319)	$ 273,819,049

Other Assets in Excess of Liabilities — 0.35%	962,600

NET ASSETS — 100.00%	$ 274,781,649

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2025, these securities had a total aggregate market value of $21,248,712, representing 7.73% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025, these securities had a total aggregate market value of $20,192,682, representing 7.35% of net assets.